Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2016
Real estate properties development completed and under development [Abstract]
Real estate properties development completed, under development and held for sale
4.	Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2015 and 2016:

	December 31, 2015	December 31, 2016
	US$	US$
Development completed:
Zhengzhou Century East A	4,775,131	2,277,168
Suzhou International City Garden	2,018,240	89,490
Suzhou Xin City	16,736,651	16,624,117
Kunshan International City Garden	546,537	867,612
Jinan Xinyuan Splendid	-	2,309,387
Zhengzhou Xin City	-	15,762,256
Beijing Xindo Park	-	52,671,437
Suzhou Lake Royal Palace	-	76,426,976
Xingyang Splendid Phase I	-	11,344,548
Zhengzhou Xindo Park (residential)	-	9,985,798
Shanghai Yipin Royal Palace	-	91,307,299
New York Oosten	-	197,513,164

Real estate properties development completed	24,076,559	477,179,252

Under development:
Current:
Jinan Xinyuan Splendid	40,847,827	-
Xuzhou Colorful City	54,157,809	39,910,908
Zhengzhou Xin City	46,165,101	-
Beijing Xindo Park	176,553,742	-
Kunshan Royal Palace	215,917,469	106,317,899
Suzhou Lake Royal Palace	267,569,547	-
Xingyang Splendid Phase I	32,010,140	-
Xingyang Splendid Phase II	43,311,674	65,914,086
Xingyang Splendid Phase III	23,896,026	25,059,220
Xingyang Splendid Phase IV	6,762,190	7,355,332
Zhengzhou Xindo Park (residential)	29,098,191	-
Zhengzhou Xindo Park (commercial)	73,294,372	97,287,900
Jinan Royal Palace	261,268,961	267,899,017
Sanya Yazhou Bay No. 1	109,896,103	142,950,465
Shanghai Yipin Royal Palace	215,117,468	-
Changsha Xinyuan Splendid	194,444,916	213,231,900
Chengdu Thriving Family	258,173,028	265,695,975
Jinan Xin Central	163,174,394	120,430,389
Zhengzhou Fancy City	71,896,698	67,957,047
Tianjin Spring Royal Palace	65,583,961	90,412,297
Henan Xin Central I	127,696,203	112,073,981
Henan Xin Central II	39,117,259	51,633,387
Zhengzhou Fancy City II(South)	-	52,819,852
Zhengzhou Fancy City II(North)	-	36,768,148
Xi’an Metropolitan	-	228,453,322
Kunshan Xindo Park	-	94,591,527
Zhengzhou International New City I	-	140,971,898
Zhengzhou International New City II	-	58,441,356
Beijing Liyuan project	-	149,726,569
Changsha New project	-	53,014,425
XIN Eco Marine Group Properties Sdn Bhd	8,165,745	9,961,455
New York Oosten	226,208,448	-
Hudson Garden project	-	64,926,299
Flushing	-	68,572,237

	2,750,327,272	2,632,376,891
Profit recognized	347,083,874	332,294,461
Less: progress billings (see Note 14)	(1,210,089,345)	(1,245,536,188)

Total real estate properties under development	1,887,321,801	1,719,135,164

Total real estate properties development completed and under development	1,911,398,360	2,196,314,416

As of December 31, 2016, land use rights included in the real estate properties under development totaled US$1,231,794,738 (December 31, 2015: US$1,130,109,973).

As of December 31, 2016, land use rights with an aggregate net book value of US$379,078,976 (December 31, 2015: US$1,018,987,851) was pledged as collateral for certain bank loans and other debts.